Significant Accounting Policies (Details) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of significant accounting policies [text block] [Abstract]
Weighted average lessee incremental borrowing rate		6.23%
Increase in right of use assets	S/ 124,000
Increase lease liabilities	137,000
Reduction of accumulated equity	S/ 13,000